FRIENDS IVORY FUNDS
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(J)

Friends Ivory Funds (the "Trust") hereby certifies that the form of Advisor Shares Prospectus and the Trust's Statement of Additional Information, each dated November 1, 2001, that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A (File Nos. 333-88287 and 811-09601) which was filed electronically on October 29, 2001 (Accession No. 0000912057-01-536923).



Friends Ivory Funds


/s/Sherry K.Vetterlein

--------------------------------

By:      Sherry K. Vetterlein
Title:   Secretary

Date:    October 31, 2001